Average Annual Total Returns - Persimmon Long/Short Fund		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
H F R X Equity Hedge Index Reflects No Deduction For Fees Expenses Or Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	10.06%	6.61%	4.40%
S And P 500 Total Return Index Reflects No Deduction For Fees Expenses Or Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	17.88%	14.42%	14.82%
Persimmon Long/Short Fund Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		12.02%	9.45%	6.13%
Persimmon Long/Short Fund Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.01%	9.45%	5.86%
Persimmon Long/Short Fund Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.11%	7.49%	4.84%

[1]	The HFRX Equity Hedge Index is a broad-based index covering strategies that maintain positions both long and short in primarily equity and equity derivative securities. The index is a daily index of Long/Short Equity Hedge Fund Returns provided by Hedge Fund Research (hedgefundresearch.com). The index covers a wide variety of investment processes including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. The Persimmon Long Short Fund utilizes a systematic process to limit the net exposure of the strategy resulting in profile similar to that of the average Equity Hedge managers that typically maintain at least 50% exposure and may in some cases be substantially entirely invested in equities, both long and short. The HFRX Equity Hedge is a commonly used benchmark for alternative investments such as the Persimmon Long Short Fund. Index performance returns do not reflect any management fees, transaction costs or expenses. You cannot invest directly in an index.
[2]	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index.